VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Bermuda : 1.8%
Marvell Technology, Inc.
(USD) 3,530,454 $ 212,921,680
Underline
Netherlands : 7.3%
ASML Holding N.V. (USD) 755,674 571,984,764
NXP Semiconductors N.V.
(USD) 1,203,038 276,313,768
848,298,532
Switzerland : 1.5%
STMicroelectronics N.V.
(USD) † 3,423,445 171,617,298
Underline
Taiwan : 9.0%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 10,161,183 1,056,763,032
Underline
United States : 80.4%
Advanced Micro Devices,
Inc. * 4,476,861 659,934,080
Analog Devices, Inc. 2,606,663 517,579,005
Applied Materials, Inc. 3,252,837 527,187,293
Broadcom, Inc. 635,955 709,884,769
Cadence Design Systems,
Inc. * 1,410,861 384,276,211
Intel Corp. 12,672,254 636,780,764
KLA Corp. 722,538 420,011,339
Lam Research Corp. 677,367 530,554,476
Microchip Technology, Inc. 2,770,677 249,859,652
Number
of Shares Value
United States (continued)
Micron Technology, Inc. 5,338,291 $ 455,569,754
Monolithic Power Systems,
Inc. 208,090 131,259,010
NVIDIA Corp. 4,597,363 2,276,706,105
ON Semiconductor Corp. * 1,842,646 153,916,220
Qorvo, Inc. * 498,497 56,135,747
Qualcomm, Inc. 3,621,767 523,816,161
Skyworks Solutions, Inc. 829,487 93,250,929
Synopsys, Inc. * 827,939 426,314,070
Teradyne, Inc. 663,963 72,053,265
Texas Instruments, Inc. 3,016,253 514,150,486
Universal Display Corp. 236,379 45,209,848
9,384,449,184
Total Common Stocks
(Cost: $11,263,784,182) 11,674,049,726
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $452,599)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 452,599 452,599
Total Investments: 100.0%
(Cost: $11,264,236,781) 11,674,502,325
Other assets less liabilities: 0.0% 3,250,740
NET ASSETS: 100.0% $ 11,677,753,065
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $877,275.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Semiconductors 75.0% $ 8,741,668,308
Semiconductor Materials & Equipment 18.1 2,121,791,137
Application Software 6.9 810,590,281
100.0% $ 11,674,049,726